Allowance for Loan and Lease Losses - Impaired Loans and Leases (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Recorded Investment
Impaired loans with no related allowance recorded	$ 51,094		$ 51,094		$ 37,060	$ 46,574
Impaired loans with a related allowance recorded	9,289		9,289		7,087	12,645
Total impaired loans	60,383		60,383		44,147	59,219
Unpaid Principal Balance
Impaired loans with no related allowance recorded	52,928		52,928		39,242	56,209
Impaired loans with a related allowance recorded	9,570		9,570		7,140	13,037
Total impaired loans	62,498		62,498		46,382	69,246
Related Allowance, Impaired loans	559		559		592	1,363
Average Recorded Investment
Impaired loans with no related allowance recorded	52,250	$ 40,746	52,313	$ 42,081	41,886	50,479
Impaired loans with a related allowance recorded	9,957	11,127	9,596	10,276	6,889	12,417
Total impaired loans	62,207	51,873	61,909	52,357	48,775	62,896
Interest Income Recognized
Impaired loans with no related allowance recorded	706	389	2,220	1,240	1,053	2,698
Impaired loans with a related allowance recorded	110	133	342	402	258	357
Total impaired loans	816	522	2,562	1,642	1,311	3,055
Commercial and Industrial
Recorded Investment
Impaired loans with no related allowance recorded	29,246		29,246		15,845	14,791
Impaired loans with a related allowance recorded	198		198			1,871
Total impaired loans	29,444		29,444		15,845	16,662
Unpaid Principal Balance
Impaired loans with no related allowance recorded	29,897		29,897		16,516	14,902
Impaired loans with a related allowance recorded	198		198			2,210
Total impaired loans	30,095		30,095		16,516	17,112
Related Allowance, Impaired loans	7		7			571
Average Recorded Investment
Impaired loans with no related allowance recorded	29,018	13,241	30,044	14,263	16,666	13,556
Impaired loans with a related allowance recorded	991	3,396	661	2,570		1,917
Total impaired loans	30,009	16,637	30,705	16,833	16,666	15,473
Interest Income Recognized
Impaired loans with no related allowance recorded	335	85	1,207	285	317	1,691
Impaired loans with a related allowance recorded	3	61	11	185
Total impaired loans	338	146	1,218	470	317	1,691
Commercial Real Estate
Recorded Investment
Impaired loans with no related allowance recorded	12,344		12,344		5,787	5,003
Impaired loans with a related allowance recorded	958		958			1,400
Total impaired loans	13,302		13,302		5,787	6,403
Unpaid Principal Balance
Impaired loans with no related allowance recorded	12,344		12,344		5,853	6,960
Impaired loans with a related allowance recorded	958		958			1,400
Total impaired loans	13,302		13,302		5,853	8,360
Related Allowance, Impaired loans	7		7			52
Average Recorded Investment
Impaired loans with no related allowance recorded	11,752	7,110	9,713	6,031	6,516	5,095
Impaired loans with a related allowance recorded	479	700	319	933		1,400
Total impaired loans	12,231	7,810	10,032	6,964	6,516	6,495
Interest Income Recognized
Impaired loans with no related allowance recorded	176	124	556	370	444	250
Impaired loans with a related allowance recorded	11		33			83
Total impaired loans	187	124	589	370	444	333
Construction
Recorded Investment
Impaired loans with no related allowance recorded						4,579
Total impaired loans						4,579
Unpaid Principal Balance
Impaired loans with no related allowance recorded						8,607
Total impaired loans						8,607
Average Recorded Investment
Impaired loans with no related allowance recorded		2,738	188	3,345		7,314
Total impaired loans		2,738	188	3,345		7,314
Interest Income Recognized
Impaired loans with no related allowance recorded						207
Total impaired loans						207
Lease Financing
Recorded Investment
Impaired loans with no related allowance recorded	163		163		181	187
Total impaired loans	163		163		181	187
Unpaid Principal Balance
Impaired loans with no related allowance recorded	163		163		181	187
Total impaired loans	163		163		181	187
Average Recorded Investment
Impaired loans with no related allowance recorded	168	187	171	187	186	77
Total impaired loans	168	187	171	187	186	77
Interest Income Recognized
Impaired loans with no related allowance recorded	3		4
Total impaired loans	3		4
Residential
Recorded Investment
Impaired loans with no related allowance recorded	9,341		9,341		15,247	22,014
Impaired loans with a related allowance recorded	8,133		8,133		7,087	9,374
Total impaired loans	17,474		17,474		22,334	31,388
Unpaid Principal Balance
Impaired loans with no related allowance recorded	10,524		10,524		16,692	25,553
Impaired loans with a related allowance recorded	8,414		8,414		7,140	9,427
Total impaired loans	18,938		18,938		23,832	34,980
Related Allowance, Impaired loans	545		545		592	740
Average Recorded Investment
Impaired loans with no related allowance recorded	11,312	17,470	12,197	18,255	18,518	24,437
Impaired loans with a related allowance recorded	8,487	7,031	8,616	6,773	6,889	9,100
Total impaired loans	19,799	24,501	20,813	25,028	25,407	33,537
Interest Income Recognized
Impaired loans with no related allowance recorded	192	180	453	585	292	550
Impaired loans with a related allowance recorded	96	72	298	217	258	274
Total impaired loans	$ 288	$ 252	$ 751	$ 802	$ 550	$ 824